Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary Of Pricing model to estimate the fair value of the warrant liabilities

The Group applied a Black Scholes pricing model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

	17 March 2022 (Closing Date)	31 December 2022
Share price at grant date	US$8.33	US$4.31
Exercise price/warrant	US$11.50	US$11.50
Expected volatility	41.36%	34.40%
Dividend yield	Nil	Nil
Option life (years)	5.00	4.21
Annual risk-free interest rate	2.23%	4.11%